Aimco Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuances of Preferred Stock [Abstract]
Proceeds from issuance of preferred stock	$ 9,818	$ 19,990	$ 96,110
Class T Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	8.00%
Number of shares of preferred stock redeemed	6,000,000
Redemption value of preferred stock redeemed	150,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	5,193
Class U Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.75%
Number of shares of preferred stock redeemed	12,000,000
Redemption value of preferred stock redeemed	300,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	10,137
Issuances of Preferred Stock [Abstract]
Number of shares of preferred stock issued			4,000,000
Price to public per share			$ 24.86
Underwriting discounts, commissions and transaction costs per share			$ 0.77
Net proceeds per share			$ 24.09
Proceeds from issuance of preferred stock			96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital			3,300
Class V Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	8.00%	8.00%
Number of shares of preferred stock redeemed	2,587,500	862,500
Redemption value of preferred stock redeemed	64,688	21,562
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	2,350	783
Class Y Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.875%
Number of shares of preferred stock redeemed	3,450,000
Redemption value of preferred stock redeemed	86,250
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	2,987
Class G Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued			9.375%
Number of shares of preferred stock redeemed			4,040,000
Redemption value of preferred stock redeemed			101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders			4,300
Class Z Cumulative Preferred Stock [Member]
Redemption of Preferred Stock [Abstract]
Dividend rate of preferred stock issued	7.00%
Issuances of Preferred Stock [Abstract]
Number of shares of preferred stock issued	405,090	869,153
Price to public per share	$ 24.78	$ 24.25
Underwriting discounts, commissions and transaction costs per share	$ 0.54	$ 1.25
Net proceeds per share	$ 24.24	$ 23.00
Proceeds from issuance of preferred stock	9,818	19,990
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$ 221	$ 1,085